FORWARD FUNDS

Supplement dated July 24, 2015

to the

Forward Funds Investor Class and Institutional Class Prospectus (“No-Load Prospectus”), Forward Funds Class A, Class B, Class C and Advisor Class Prospectus (“Load Prospectus”) and Forward Funds Class Z Prospectus (“Class Z Prospectus”)

each dated May 1, 2015, as supplemented

IMPORTANT NOTICE TO INVESTORS

The following information applies to each of the Forward Funds:

Purchase of Forward Management

Effective June 9, 2015, Salient Partners, L.P. (“Salient”) acquired Forward Management, LLC (“Forward Management”). Accordingly, effective immediately, the following paragraph replaces the third and fourth paragraphs under “Management of the Funds–Investment Advisor/Portfolio Managers” in the prospectuses:

On June 9, 2015, Forward Management was acquired by Salient, an asset manager headquartered in Houston, Texas advising across a broad spectrum of traditional and alternative investments. Subsequent to the acquisition, Forward Management continues to act as the investment advisor of the Funds as a wholly-owned subsidiary of Salient.

Modification in Capital Gain Distributions

Effective immediately, the following sentence replaces the first sentence of the first paragraph under the heading “Dividends and Taxes” in the prospectuses:

A Fund will normally pay a capital gain distribution in December, if available, and a spillover capital gain distribution (i.e., a type of distribution the Fund elects to treat as paid during a taxable year although the distribution is actually paid by the Fund in the subsequent year), if available.

Departure of Jim O’Donnell

Jim O’Donnell no longer serves as Chief Investment Officer of Forward Management or as a portfolio manager to the Forward Multi-Strategy Fund and Forward Small Cap Equity Fund. Accordingly, effective immediately, all references to Mr. O’Donnell in each of the prospectuses are deleted.

Modification of Service Provider List

Effectively immediately, the title of “Independent Registered Public Accounting Firm” as contained in the list of service providers on the second to last page of the prospectuses is changed to “Independent Registered Public Accounting Firm for the Fiscal Year Ended 2014.”

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The following information applies to the Forward Emerging Markets Fund only:

Modification to Principal Risks Table

Effective immediately, the information concerning the Forward Emerging Markets Fund’s exposure to “Small and Medium Capitalization Stocks” risk as contained in the table in the section titled “Discussion of Principal and Non-Principal Risks” in the No-Load Prospectus is revised to read as follows:

Risks:	Forward Emerging Markets Fund
Small and Medium Capitalization Stocks	P

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The following information applies to the Forward Total MarketPlus Fund only:

Modification to Principal Risks Table

Effective immediately, the information concerning the Forward Total MarketPlus Fund’s exposure to “Exchange-Traded Funds” risk as contained in the table in the section titled “Discussion of Principal and Non-Principal Risks” in the No-Load Prospectus and the Class Z Prospectus is revised to read as follows:

Risks:	Forward Total MarketPlus Fund
Exchange-Traded Funds	P

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The following information applies to the Forward EM Corporate Debt Fund, Forward Global Infrastructure Fund, Forward Real Estate Long/Short Fund and Forward Select Income Fund only:

Change in Diversification Status and Modification to Principal Risks Table

Effective June 1, 2015, each of the Forward EM Corporate Debt Fund, Forward Global Infrastructure Fund, Forward Real Estate Long/Short Fund and Forward Select Income Fund elected to be qualified as a diversified series of the Trust. Accordingly, effective immediately, “Non-Diversification” risk shall be removed from under the heading “Principal Risks” in each Fund’s “Fund Summary” section in the No-Load Prospectus and the Load Prospectus.

Additionally, effective immediately, the information concerning each Fund’s exposure to “Non-Diversification” risk as contained in the table in the section titled “Discussion of Principal and Non-Principal Risks” in the No-Load Prospectus and the Load Prospectus shall be revised to read as follows:

Risks:
Non-Diversification	N/A

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The following information applies to the Forward High Yield Bond Fund only:

Change in Sub-Advisor Payment Method

Effective June 9, 2015, the Sub-Advisor for the Forward High Yield Bond Fund is paid its annual fee from Forward Management for the sub-advisory services provided pursuant to its Sub-Advisory Agreement. Accordingly, effective immediately, the following footnote replaces the footnote pertaining to the Forward High Yield Bond Fund under the table in the section titled “Management of the Funds–Investment Advisor/Portfolio Managers” in the prospectuses:

The Fund pays advisory fees to Forward Management, which in turn pays each sub-advisor a sub-advisory fee, as applicable.

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The following information applies to the Forward Balanced Allocation Fund, Forward Commodity Long/Short Strategy Fund, Forward Frontier Strategy Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, Forward Income & Growth Allocation Fund, Forward Income Builder Fund, Forward International Small Companies Fund, Forward Multi-Strategy Fund, Forward Total MarketPlus Fund and Forward U.S. Government Money Fund only:

Change in Title

Effective June 9, 2015, Nathan J. Rowader’s title with Forward Management was changed to Senior Portfolio Manager. Accordingly, effective immediately, all references to Mr. Rowader as “Director of Investments” in each of the prospectuses are hereby replaced with “Senior Portfolio Manager.”

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP FM & SP 07242015